UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		July 27, 2004

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       11,657,193

Form 13F Information Table Value Total:	      241,333,137









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

Adolor Corporation        CS      00724X102  2,621,235 206,722           X                            M&S             X
Alleghany Corporation     CS      017175100        892 216,388           X                            M&S             X
Ambac Financial           CS      023139108  7,402,752 100,800           X                            M&S             X
American Intl Group       CS      026874107    267,300   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  2,398,194  40,117           X                            M&S             X
Ansys, Inc.               CS      03662Q105  4,575,403  97,349           X                            M&S             X
Banknorth Group           CS      06646R107  7,801,241 240,186           X                            M&S             X
BellSouth Corp.           CS      079860102    208,711   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    691,557  24,787           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  4,655,666 150,913           X                            M&S             X
CYTYC Corporation         CS      232946103  8,357,385 329,420           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    497,465   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    928,312  33,036           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,574,011 165,665           X                            M&S             X
Compass BancShares        CS      20449H109  6,703,227 155,889           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,096,240  33,290           X                            M&S             X
Constellation Brands Inc. CS      21036P108  9,370,684 252,375           X                            M&S             X
Cost Plus Inc.            CS      221485105  2,229,185  68,696           X                            M&S             X
Digital River Inc.        CS      25388B104  5,170,289 158,452           X                            M&S             X
DoubleClick               CS      258609304  5,434,439 699,413           X                            M&S             X
Drew Industries           CS      26168L205    865,282  21,260           X                            M&S             X
Dycom Industries          CS      267475101  6,609,820 236,065           X                            M&S             X
Ebookers PLC ADR          CS      278725106  3,900,798 394,020           X                            M&S             X
Ensco International       CS      26874Q100  7,066,964 242,851           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    407,684   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  7,475,572 273,630           X                            M&S             X
General Electric          CS      369604103    358,020  11,050           X                            M&S             X
H.B. Fuller               CS      359694106    526,394  18,535           X                            M&S             X
Health Management Assoc.  CS      421933102  2,373,269 105,855           X                            M&S             X
Health Net Inc.           CS      42222G108  5,668,642 213,911           X                            M&S             X
Heartland Express Inc.    CS      422347104  8,549,500 312,482           X                            M&S             X
Impco Technologies        CS      45255W106    516,876  81,655           X                            M&S             X
Insight Communications    CS      45768V108  3,294,930 355,824           X                            M&S             X
Integral Systems          CS      45810H107    789,528  49,100           X                            M&S             X
Intrado, Inc.             CS      46117A100    433,095  26,917           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    401,907  21,153	         X			      M&S	      X
J2 Global Communications  CS      46626E205    852,598  30,669           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  2,401,629  60,986           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  6,157,310 114,512           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  6,500,363 723,066           X                            M&S             X
Liberty Media Intl        CS      530719103  1,356,265  36,557           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    692,354  29,275           X                            M&S             X
Marten Transport          CS      573075108    757,020  40,504           X                            M&S             X
Meridian Resources        CS      58977Q109    697,338 100,481           X                            M&S             X
Morgan Stanley            CS      617446448    211,080   4,000           X                            M&S             X
Navigators Group, Inc.    CS      638904102    670,710  23,216           X                            M&S             X
New York Comm Bancorp     CS      649445103  4,410,388 224,676           X                            M&S             X
NiSource Industries       CS      65473P105  6,444,410 312,532           X                            M&S             X
PMI Group, Inc.           CS      69344M101  8,945,710 205,554           X                            M&S             X
Pfizer Inc                CS      717081103    495,003  14,440           X                            M&S             X
Pogo Producing Co.        CS      730448107  4,715,724  95,460           X                            M&S             X
Polaris Industries        CS      731068102  2,687,664  55,993           X                            M&S             X
Province Healthcare       CS	  743977100  7,676,512 447,610           X                            M&S             X
Respironics, Inc.         CS      761230101  5,931,341 100,959           X                            M&S             X
Rofin-Sinar               CS      775043102    712,443 712,443           X                            M&S             X
Ross Stores               CS      778296103  7,643,833 285,644           X                            M&S             X
SM&A                      CS      78465D105    557,842  64,790           X                            M&S             X
SeaChange International   CS      811699107    504,206  29,870           X                            M&S             X
Sharper Image Corp.       CS      820013100    280,941   8,950           X                            M&S             X
Shuffle Master Inc.       CS      825549108  2,487,435  68,506           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  9,243,301 314,398           X                            M&S             X
Solectron Corporation     CS      834182107  6,720,1501,038,663           X                            M&S             X
Sterling Bancorp NY       CS      859158107    487,189  17,639           X                            M&S             X
Symantec                  CS      871503108  4,023,864  91,911           X                            M&S             X
Tractor Supply Company    CS      892356106  3,045,792  72,831           X                            M&S             X
Tribune Co.               CS      896047107    364,320   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    413,988  47,205           X                            M&S             X
VCA Antech, Inc.          CS      918194101  4,865,614 108,559           X                            M&S             X
Valspar Corporation       CS      920355104  5,729,797 113,709           X                            M&S             X
Vesta Insurance Grp       CS      925391104    188,212  29,090           X                            M&S             X
WellPoint Health Networks CS      94973H108  5,207,905  46,495           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    674,536  13,355           X                            M&S             X
Non-Discretionary Bal     MF                 1,375,0001,375,000          X                            M&S             X
MuniVest Fund             MF      626295109    337,512  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    388,258  47,874           X                            M&S             X
COLUMN TOTAL                               241,333,13711,657,193         X                            M&S             X